STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 04, 2021	Oct. 02, 2021	Jun. 15, 2023	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Income tax net						$ 0	$ 0
Stock based compensation expense					$ 20,000	$ 919,032	$ 915,494
Stock issued new, shares	833,333	312,500	420,000
October 2021 Sale [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares	833,333	312,500
Proceeds from issuance of common stock	$ 4,000,000
June 2023 Sale [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares			420,000
Common stock par value			$ 0.01
Share price			$ 6.00
Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Shares authorized for issuance under the plan						333,333
Stock options outstanding						210,668
Shares available for future grants						122,665
2021 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares authorized for issuance under the plan						333,333
Stock options outstanding						280,323
Shares available for future grants						47,789
2011 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options outstanding						623,250
2006 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options outstanding						12,899
Chief Financial Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued				3,031
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Unrecognized compensation costs related to options vesting						$ 330,611
Options granted						294,003	204,833
Stock options outstanding						1,127,140	904,667	859,400
Aggregate intrinsic value outstanding						$ 1,968,998
Aggregate intrinsic value exercisable						$ 1,195,615
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Options granted						267,336	204,833